Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	FRANKLIN CALIFORNIA TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000773478
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2020
Prospectus Date	rr_ProspectusDate	Mar. 10, 2020